TAXATION - Deferred income tax liability (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax liability
Deferred income tax liability			$ (20,244)
Deductible temporary differences for which no deferred tax assets have been recognized	$ 75,948	$ 16,410
Tax losses expiring in periods from 2030 to 2037	256,463	107,865
Investment tax credits	8,965	8,376
Tax loss carry forwards
Deferred income tax liability
Deferred income tax liability	53,266	26,313
Deductible temporary differences for which no deferred tax assets have been recognized	59,472	6,663
Long term debt
Deferred income tax liability
Deferred income tax liability	22,525	19,584
Financing costs
Deferred income tax liability
Deferred income tax liability	4,288	4,367
Decommissioning and restoration provision
Deferred income tax liability
Deferred income tax liability	4,978	3,556
Investment tax credits
Deferred income tax liability
Deferred income tax liability	6,545
Deductible temporary differences for which no deferred tax assets have been recognized		6,199
Other
Deferred income tax liability
Deferred income tax liability	756	382
Deductible temporary differences for which no deferred tax assets have been recognized	68	3,548
Mineral interests
Deferred income tax liability
Deferred income tax liability	(91,394)	$ (54,202)
Inventories
Deferred income tax liability
Deferred income tax liability	(964)
Provincial mining tax attributes
Deferred income tax liability
Deductible temporary differences for which no deferred tax assets have been recognized	$ 16,408